Schedule of Investments

May 31, 2022

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Dollar Denominated Bonds & Notes–44.46%(a)
Agricultural & Farm Machinery–0.28%
John Deere Capital Corp.	0.63%	09/10/2024	$6,222	$ 5,924,772
John Deere Capital Corp.	1.20%	04/06/2023	2,687	2,655,585
				8,580,357

Application Software–0.16%
Intuit, Inc.	0.65%	07/15/2023	5,000	4,896,949

Automobile Manufacturers–4.09%
American Honda Finance Corp.	0.75%	08/09/2024	11,200	10,655,733
American Honda Finance Corp. (3 mo. USD LIBOR + 0.37%)(b)	1.77%	05/10/2023	15,000	15,007,673
BMW US Capital LLC(c)	0.75%	08/12/2024	11,111	10,554,146
BMW US Capital LLC(c)	2.25%	09/15/2023	5,215	5,182,931
Daimler Finance North America LLC(c)	2.55%	08/15/2022	25,000	25,031,298
General Motors Financial Co., Inc.	3.70%	05/09/2023	6,236	6,278,129
Hyundai Capital America(c)	1.00%	09/17/2024	11,628	10,934,016
Hyundai Capital America(c)	2.38%	02/10/2023	6,485	6,442,443
Toyota Motor Credit Corp. (SOFR + 0.32%)(b)	0.93%	04/06/2023	20,000	19,971,446
Volkswagen Group of America Finance LLC(c)	2.70%	09/26/2022	15,000	15,010,019
Volkswagen Group of America Finance LLC(c)	3.13%	05/12/2023	595	595,908
				125,663,742

Consumer Finance–1.58%
American Express Co.	2.50%	08/01/2022	8,562	8,569,547
Capital One Financial Corp.	2.60%	05/11/2023	14,827	14,834,244
Capital One Financial Corp.	3.50%	06/15/2023	13,005	13,076,373
Discover Bank	3.35%	02/06/2023	11,861	11,908,222
				48,388,386

Data Processing & Outsourced Services–0.56%
Fidelity National Information Services, Inc.	0.38%	03/01/2023	3,572	3,513,049
PayPal Holdings, Inc.	1.35%	06/01/2023	9,687	9,574,867
PayPal Holdings, Inc.	2.20%	09/26/2022	4,013	4,020,228
				17,108,144

Department Stores–0.47%
7-Eleven, Inc.(c)	0.63%	02/10/2023	14,794	14,591,416

Diversified Banks–16.05%
ANZ New Zealand (Int’l) Ltd. (New Zealand) (SOFR + 0.60%)(b)(c)	1.38%	02/18/2025	7,500	7,456,286
Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.49%)(b)(c)	2.00%	11/21/2022	11,163	11,176,427
Banco Santander S.A. (Spain)	3.89%	05/24/2024	17,000	17,086,134
Bank of America Corp.	4.10%	07/24/2023	5,000	5,103,382
Bank of Montreal (Canada)	0.40%	09/15/2023	12,500	12,135,108
Bank of Montreal (Canada) (SOFR + 0.71%)(b)	1.13%	03/08/2024	13,044	13,002,708
Bank of Nova Scotia (The) (Canada)	1.63%	05/01/2023	15,000	14,874,024
Bank of Nova Scotia (The) (Canada)	1.95%	02/01/2023	25,000	24,918,034
Banque Federative du Credit Mutuel S.A. (France)(c)	3.75%	07/20/2023	7,100	7,157,248
Canadian Imperial Bank of Commerce (Canada)	0.45%	06/22/2023	15,000	14,665,659
Canadian Imperial Bank of Commerce (Canada)	0.95%	06/23/2023	17,045	16,704,788
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.80%)(b)	1.32%	03/17/2023	14,590	14,611,101
Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.72%)(b)	1.61%	06/16/2022	6,732	6,733,506
Citigroup, Inc.(d)	2.88%	07/24/2023	11,030	11,033,286
Cooperatieve Rabobank U.A. (Netherlands)	2.75%	01/10/2023	8,450	8,466,390
Credit Suisse AG (Switzerland)	1.00%	05/05/2023	13,636	13,390,843
HSBC Holdings PLC (United Kingdom)(d)	0.73%	08/17/2024	11,407	11,015,540

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands)	4.10%	10/02/2023	$14,025	$ 14,225,006
JPMorgan Chase & Co. (SOFR + 0.58%)(b)	1.08%	03/16/2024	15,000	14,939,360
Lloyds Bank Corporate Markets PLC (United Kingdom) (SOFR + 0.54%)(b)	1.32%	01/31/2024	15,000	14,927,071
Lloyds Banking Group PLC (United Kingdom)	4.05%	08/16/2023	26,365	26,686,308
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.79%)(b)	1.97%	07/25/2022	814	814,548
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.53%	09/13/2023	5,892	5,865,678
Mitsubishi UFJ Financial Group, Inc. (Japan)	3.46%	03/02/2023	15,000	15,103,040
Mitsubishi UFJ Financial Group, Inc. (Japan)	3.76%	07/26/2023	10,955	11,071,198
Mizuho Bank, Ltd. (Japan)(c)	3.60%	09/25/2024	13,000	13,062,359
MUFG Union Bank N.A.	2.10%	12/09/2022	4,500	4,497,435
National Bank of Canada (Canada)(d)	0.90%	08/15/2023	5,000	4,980,842
National Bank of Canada (Canada)	2.10%	02/01/2023	30,357	30,242,852
National Bank of Canada (Canada)(c)	2.15%	10/07/2022	8,714	8,712,476
Skandinaviska Enskilda Banken AB (Sweden)(c)	0.55%	09/01/2023	13,515	13,104,549
Standard Chartered PLC (United Kingdom)(c)(d)	1.32%	10/14/2023	4,546	4,511,731
Sumitomo Mitsui Financial Group, Inc. (Japan)	0.51%	01/12/2024	1,364	1,308,387
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	0.80%	09/12/2023	11,103	10,799,357
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	2.55%	03/10/2025	5,122	4,982,367
Svenska Handelsbanken AB (Sweden)(c)	0.63%	06/30/2023	11,429	11,148,873
Swedbank AB (Sweden)(c)	0.60%	09/25/2023	12,121	11,755,294
Swedbank AB (Sweden)(c)	1.30%	06/02/2023	12,000	11,824,800
Toronto-Dominion Bank (The) (Canada)	0.75%	06/12/2023	15,000	14,736,342
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%)(b)	1.21%	01/27/2023	9,108	9,109,703
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.35%)(b)	1.49%	07/22/2022	10,000	9,996,993
Wells Fargo & Co.	3.75%	01/24/2024	14,890	15,096,118
				493,033,151

Diversified Capital Markets–0.18%
UBS AG (Switzerland)(c)	0.70%	08/09/2024	5,722	5,420,592

Electric Utilities–1.66%
American Electric Power Co., Inc., Series M	0.75%	11/01/2023	4,557	4,417,567
Florida Power & Light Co. (SOFR + 0.25%)(b)	1.03%	05/10/2023	17,392	17,320,566
NextEra Energy Capital Holdings, Inc.	0.65%	03/01/2023	15,460	15,222,087
NextEra Energy Capital Holdings, Inc. (SOFR + 0.54%)(b)	1.32%	03/01/2023	3,704	3,697,244
Southern Co. (The), Series 2021 (SOFR + 0.37%)(b)	1.15%	05/10/2023	10,526	10,481,192
				51,138,656

Gas Utilities–0.59%
Atmos Energy Corp. (3 mo. USD LIBOR + 0.38%)(b)	1.02%	03/09/2023	9,756	9,751,598
CenterPoint Energy Resources Corp. (3 mo. USD LIBOR + 0.50%)(b)	2.11%	03/02/2023	8,333	8,312,791
				18,064,389

Health Care Distributors–0.22%
AmerisourceBergen Corp.	0.74%	03/15/2023	6,836	6,742,656

Health Care REITs–0.41%
Welltower, Inc.	3.63%	03/15/2024	12,500	12,545,611

Industrial Conglomerates–0.29%
Siemens Financieringsmaatschappij N.V. (SOFR + 0.43%)(b)(c)	0.89%	03/11/2024	8,905	8,902,074

Integrated Oil & Gas–0.17%
Suncor Energy, Inc. (Canada)	2.80%	05/15/2023	5,116	5,110,782

Integrated Telecommunication Services–0.66%
AT&T, Inc. (SOFR + 0.64%)(b)	1.19%	03/25/2024	9,918	9,884,325
Verizon Communications, Inc. (SOFR + 0.50%)(b)	1.02%	03/22/2024	10,417	10,379,710
				20,264,035

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Investment Banking & Brokerage–1.81%
Goldman Sachs Group, Inc. (The)	3.00%	03/15/2024	$14,084	$ 14,077,327
Morgan Stanley(d)	0.56%	11/10/2023	7,999	7,917,211
Morgan Stanley(d)	0.73%	04/05/2024	10,714	10,496,143
Morgan Stanley (SOFR + 0.63%)(b)	1.35%	01/24/2025	10,844	10,715,396
Morgan Stanley(d)	3.62%	04/17/2025	12,230	12,248,081
				55,454,158

Life & Health Insurance–7.29%
Athene Global Funding(c)	0.95%	01/08/2024	10,000	9,565,213
Athene Global Funding (SOFR + 0.70%)(b)(c)	1.48%	05/24/2024	25,000	24,279,464
Athene Global Funding(c)	2.75%	06/25/2024	7,772	7,609,905
Athene Global Funding(c)	2.80%	05/26/2023	16,291	16,277,178
Brighthouse Financial Global Funding(c)	0.60%	06/28/2023	3,255	3,173,606
Brighthouse Financial Global Funding(c)	1.75%	01/13/2025	12,728	12,027,198
Equitable Financial Life Global Funding(c)	0.50%	11/17/2023	14,500	13,972,183
Equitable Financial Life Global Funding(c)	0.80%	08/12/2024	11,429	10,791,358
Equitable Financial Life Global Funding (SOFR + 0.39%)(b)(c)	1.01%	04/06/2023	20,000	19,966,638
GA Global Funding Trust(c)	0.80%	09/13/2024	10,909	10,161,302
Jackson National Life Global Funding (SOFR + 0.60%)(b)(c)	1.21%	01/06/2023	10,000	10,000,997
MassMutual Global Funding II (SOFR + 0.36%)(b)(c)	1.00%	04/12/2024	10,020	10,000,246
MET Tower Global Funding (SOFR + 0.55%)(b)(c)	1.21%	01/17/2023	10,000	10,004,287
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	1.22%	01/13/2023	3,749	3,751,039
New York Life Global Funding(c)	1.10%	05/05/2023	3,244	3,198,528
New York Life Global Funding (3 mo. USD LIBOR + 0.44%)(b)(c)	1.45%	07/12/2022	8,889	8,888,743
Pacific Life Global Funding II(c)	0.50%	09/23/2023	13,636	13,233,046
Principal Life Global Funding II(c)	0.75%	08/23/2024	8,695	8,194,072
Principal Life Global Funding II (SOFR + 0.45%)(b)(c)	1.09%	04/12/2024	5,883	5,850,063
Protective Life Global Funding(c)	0.63%	10/13/2023	4,082	3,963,960
Protective Life Global Funding(c)	1.08%	06/09/2023	15,500	15,236,229
Reliance Standard Life Global Funding II(c)	2.15%	01/21/2023	3,700	3,684,997
				223,830,252

Life Sciences Tools & Services–0.53%
Thermo Fisher Scientific, Inc.	0.80%	10/18/2023	13,208	12,869,665
Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	3,600	3,449,345
				16,319,010

Managed Health Care–0.12%
Humana, Inc.	0.65%	08/03/2023	3,889	3,786,935

Multi-Utilities–0.35%
DTE Energy Co., Series H	0.55%	11/01/2022	10,830	10,742,467

Oil & Gas Exploration & Production–0.81%
Canadian Natural Resources Ltd. (Canada)	2.95%	01/15/2023	25,000	25,043,166

Oil & Gas Refining & Marketing–0.70%
Phillips 66	0.90%	02/15/2024	7,814	7,539,306
Phillips 66	3.70%	04/06/2023	14,000	14,077,982
				21,617,288

Oil & Gas Storage & Transportation–0.81%
Enbridge, Inc. (Canada) (SOFR + 0.40%)(b)	1.18%	02/17/2023	3,571	3,563,971
Enbridge, Inc. (Canada) (SOFR + 0.63%)(b)	1.42%	02/16/2024	5,756	5,732,511
Kinder Morgan, Inc.	3.15%	01/15/2023	6,000	6,024,205
TransCanada PipeLines Ltd. (Canada)	2.50%	08/01/2022	9,630	9,632,052
				24,952,739

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Other Diversified Financial Services–0.65%
AIG Global Funding(c)	0.80%	07/07/2023	$7,317	$ 7,166,141
USAA Capital Corp.(c)	1.50%	05/01/2023	12,960	12,817,387
				19,983,528

Paper Products–0.39%
Georgia-Pacific LLC(c)	3.73%	07/15/2023	11,850	11,954,580

Personal Products–0.22%
Unilever Capital Corp.	0.63%	08/12/2024	7,000	6,654,031

Pharmaceuticals–0.69%
Bayer US Finance II LLC(c)	3.88%	12/15/2023	9,000	9,076,685
Bristol-Myers Squibb Co.	0.54%	11/13/2023	12,500	12,151,908
				21,228,593

Restaurants–0.21%
Starbucks Corp. (SOFR + 0.42%)(b)	1.20%	02/14/2024	6,318	6,320,440

Semiconductors–0.64%
NVIDIA Corp.	0.31%	06/15/2023	20,000	19,606,816

Soft Drinks–0.71%
Keurig Dr Pepper, Inc.	0.75%	03/15/2024	18,500	17,748,196
PepsiCo, Inc.	0.40%	10/07/2023	4,278	4,183,143
				21,931,339

Specialized REITs–0.33%
Public Storage (SOFR + 0.47%)(b)	1.18%	04/23/2024	10,257	10,243,026

Systems Software–0.23%
Oracle Corp.	2.50%	10/15/2022	7,000	6,996,294

Technology Hardware, Storage & Peripherals–0.32%
Apple, Inc.	0.75%	05/11/2023	10,009	9,878,149

Thrifts & Mortgage Finance–0.28%
Nationwide Building Society (United Kingdom)(c)	2.00%	01/27/2023	8,571	8,538,117
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,385,822,218)				1,365,531,868

Commercial Paper–43.02%(e)
Automobile Manufacturers–2.97%
General Motors Financial Co., Inc.(c)	1.45%	06/09/2022	14,000	13,995,513
General Motors Financial Co., Inc.(c)	1.76%	07/29/2022	20,000	19,948,637
General Motors Financial Co., Inc.(c)	1.11%	11/01/2022	10,000	9,906,488
Harley-Davidson Financial Services, Inc.(c)	0.60%	06/01/2022	15,000	14,999,549
Harley-Davidson Financial Services, Inc.(c)	1.48%	06/03/2022	5,000	4,999,545
Harley-Davidson Financial Services, Inc.(c)	1.48%	06/07/2022	15,000	14,996,748
Harley-Davidson Financial Services, Inc.(c)	1.76%	07/18/2022	12,500	12,474,117
				91,320,597

Brewers–1.43%
Molson Coors Beverage Co.(c)	1.80%	06/01/2022	4,000	3,999,891
Molson Coors Beverage Co.(c)	1.80%	06/02/2022	25,000	24,998,630
Molson Coors Beverage Co.(c)	1.85%	06/22/2022	15,000	14,989,193
				43,987,714

Computer & Electronics Retail–1.73%
Leidos, Inc.(c)	1.81%	06/17/2022	20,000	19,986,475
Leidos, Inc.(c)	1.81%	06/21/2022	18,000	17,984,796
Leidos, Inc.(c)	1.81%	06/22/2022	15,000	14,986,681
				52,957,952

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks–7.32%
ANZ New Zealand (Int’l) Ltd.(c)	0.19%	08/24/2022	$25,000	$ 24,916,358
ANZ New Zealand (Int’l) Ltd.(c)	2.87%	05/25/2023	19,000	18,479,899
Banco Santander S.A. (Spain)(c)	1.37%	02/15/2023	24,000	23,570,480
HSBC USA, Inc.(c)	0.32%	08/05/2022	15,000	14,962,298
HSBC USA, Inc.(c)	0.78%	01/06/2023	25,000	24,629,055
HSBC USA, Inc. (SOFR + 0.35%)(b)	1.14%	02/10/2023	11,000	10,985,863
National Bank of Canada (Canada)(c)	0.20%	08/23/2022	25,000	24,914,892
NatWest Markets PLC (United Kingdom); Series G(c)	0.30%	06/21/2022	18,050	18,037,944
Toronto-Dominion Bank (The) (Canada)(c)	0.19%	08/24/2022	25,000	24,915,590
Toronto-Dominion Bank (The) (Canada)(c)	2.76%	05/16/2023	20,000	19,453,222
Westpac Banking Corp. (Australia)(c)	0.20%	08/18/2022	20,000	19,940,618
				224,806,219

Diversified Capital Markets–5.92%
Barclays Capital, Inc.	1.06%	02/02/2023	12,000	11,799,272
Barclays Capital, Inc.	1.39%	02/15/2023	24,000	23,567,880
Macquarie Bank Ltd. (Australia) (SOFR + 0.60%)(b)(c)	1.40%	03/02/2023	29,000	29,035,148
Regatta Funding Co. LLC(c)	0.90%	01/18/2023	30,000	29,540,253
Regatta Funding Co. LLC(c)	2.84%	05/16/2023	15,000	14,592,979
UBS AG (SOFR + 0.19%)(b)(c)	0.69%	06/16/2022	23,000	22,999,275
White Plains Capital Co. LLC(c)	0.52%	07/12/2022	20,000	19,968,430
White Plains Capital Co. LLC(c)	0.70%	07/19/2022	10,000	9,980,890
White Plains Capital Co. LLC(c)	0.70%	08/02/2022	20,300	20,246,251
				181,730,378

Electric Utilities–2.98%
Enel Finance America LLC(c)	2.02%	09/15/2022	20,000	19,868,331
Enel Finance America LLC(c)	1.01%	01/13/2023	39,000	38,379,552
Entergy Corp.(c)	1.60%	07/12/2022	13,290	13,270,882
Entergy Corp.(c)	1.76%	08/18/2022	20,000	19,932,323
				91,451,088

Environmental & Facilities Services–0.43%
Waste Management, Inc.(c)	0.31%	08/16/2022	13,250	13,206,186

Fertilizers & Agricultural Chemicals–1.40%
Nutrien Ltd. (Canada)(c)	1.20%	06/17/2022	13,000	12,992,867
Nutrien Ltd. (Canada)(c)	1.20%	06/24/2022	30,000	29,975,040
				42,967,907

Financial Exchanges & Data–0.29%
Intercontinental Exchange, Inc.(c)	1.21%	06/09/2022	9,000	8,997,377

Health Care REITs–1.90%
Healthpeak Properties, Inc.(c)	1.21%	06/14/2022	26,000	25,988,676
Ventas Realty L.P.(c)	1.15%	06/06/2022	12,000	11,997,982
Ventas Realty L.P.(c)	1.15%	06/16/2022	8,000	7,996,046
Welltower, Inc.(c)	1.26%	06/21/2022	12,500	12,491,505
				58,474,209

Home Furnishings–0.87%
Mohawk Industries, Inc.(c)	1.22%	06/13/2022	26,700	26,689,307

Integrated Telecommunication Services–1.29%
AT&T, Inc.(c)	0.90%	08/16/2022	20,000	19,933,866
AT&T, Inc.(c)	1.11%	12/05/2022	20,000	19,760,404
				39,694,270

Investment Banking & Brokerage–0.77%
Goldman Sachs International(c)	1.42%	02/13/2023	24,000	23,573,268

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Life Sciences Tools & Services–0.49%
Thermo Fisher Scientific, Inc.(c)	0.50%	06/01/2022	$15,000	$ 14,999,591

Managed Health Care–1.79%
Humana, Inc.(c)	1.25%	06/15/2022	10,000	9,995,679
Humana, Inc.(c)	1.32%	06/17/2022	44,000	43,978,038
Humana, Inc.(c)	1.37%	06/21/2022	1,000	999,361
				54,973,078

Movies & Entertainment–0.17%
Walt Disney Co. (The)(c)	0.71%	09/23/2022	5,200	5,174,253

Oil & Gas Storage & Transportation–3.84%
Enbridge US, Inc.(c)	1.20%	06/28/2022	25,000	24,972,603
Energy Transfer L.P.	1.40%	06/01/2022	40,000	39,998,612
Energy Transfer L.P.	1.40%	06/02/2022	25,000	24,998,258
TransCanada PipeLines Ltd. (Canada)(c)	1.15%	06/07/2022	12,000	11,997,632
TransCanada PipeLines Ltd. (Canada)(c)	1.71%	08/02/2022	16,000	15,958,812
				117,925,917

Other Diversified Financial Services–0.63%
Legacy Capital Co. LLC; Series A(c)	2.94%	05/26/2023	20,000	19,434,000

Packaged Foods & Meats–0.96%
Campbell Soup Co.(c)	1.52%	07/20/2022	28,000	27,945,750
Conagra Brands, Inc.(c)	1.45%	06/08/2022	1,500	1,499,573
				29,445,323

Real Estate Operating Companies–0.81%
Brookfield US Holdings, Inc. (Canada)(c)	1.25%	06/07/2022	25,000	24,995,552

Specialized REITs–2.13%
Crown Castle International Corp.(c)	1.60%	06/07/2022	500	499,876
Crown Castle International Corp.(c)	1.65%	06/08/2022	20,000	19,994,302
Crown Castle International Corp.(c)	1.69%	06/14/2022	25,000	24,987,099
Crown Castle International Corp.(c)	1.62%	06/16/2022	20,000	19,988,080
				65,469,357

Specialty Chemicals–0.07%
PPG Industries, Inc.	1.10%	06/02/2022	2,000	1,999,890

Technology Distributors–0.75%
Arrow Electronics, Inc.(c)	1.50%	06/02/2022	23,000	22,998,296

Trucking–2.08%
Aviation Capital Group LLC(c)	1.75%	06/06/2022	24,000	23,996,220
Aviation Capital Group LLC(c)	1.78%	06/13/2022	10,000	9,996,541
Aviation Capital Group LLC(c)	1.80%	06/21/2022	30,000	29,981,887
				63,974,648
Total Commercial Paper (Cost $1,323,431,816)				1,321,246,377

Certificates of Deposit–4.05%
Diversified Banks–4.05%
Bank of Montreal	0.20%	08/19/2022	20,000	19,949,744
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.50%)(b)	1.28%	03/03/2023	25,000	25,005,327
Lloyds Bank Corporate Markets PLC	0.22%	08/25/2022	20,000	19,945,742
MUFG Bank Ltd.	0.23%	07/15/2022	755	754,126
Standard Chartered Bank (United Kingdom) (SOFR + 0.50%)(b)	1.28%	02/12/2024	24,000	23,933,566
Sumitomo Mitsui Banking Corp.	2.70%	04/27/2023	15,000	14,988,855
Svenska Handelsbanken AB	0.20%	08/23/2022	20,000	19,949,053
Total Certificates of Deposit (Cost $124,754,999)				124,526,413

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Asset-Backed Securities–2.24%
Auto Loans/Leases–1.53%
ARI Fleet Lease Trust; Series 2020-A, Class A2(c)	1.77%	08/15/2028	$872	$ 871,108
CarMax Auto Owner Trust; Series 2021-2, Class A2A	0.27%	06/17/2024	3,589	3,575,973
Chesapeake Funding II LLC (Canada);
Series 2018-3A, Class A1(c)	3.39%	01/15/2031	748	748,129
Series 2019-1A, Class A1(c)	2.94%	04/15/2031	690	690,313
Series 2020-1A, Class A2 (1 mo. USD LIBOR + 0.65%)(b)(c)	1.53%	08/15/2032	2,488	2,482,341
Enterprise Fleet Financing LLC; Series 2020-2, Class A2(c)	0.61%	07/20/2026	12,312	12,008,414
NextGear Floorplan Master Owner Trust; Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.70%)(b)(c)	1.58%	10/15/2024	10,000	10,002,289
Santander Retail Auto Lease Trust;
Series 2020-B, Class A2(c)	0.42%	11/20/2023	4,083	4,069,832
Series 2021-B, Class A2(c)	0.31%	01/22/2024	6,382	6,323,788
Toyota Lease Owner Trust; Series 2021-A, Class A2(c)	0.27%	09/20/2023	2,269	2,257,967
Wheels SPV 2 LLC; Series 2020-1A, Class A2(c)	0.51%	08/20/2029	4,100	4,057,459
				47,087,613

Equipment Leasing–0.09%
MMAF Equipment Finance LLC;
Series 2020-A, Class A2(c)	0.74%	04/09/2024	1,739	1,720,846
Series 2020-BA, Class A2(c)	0.38%	08/14/2023	1,137	1,131,194
				2,852,040

Specialized Finance–0.62%
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(c)	1.22%	07/15/2069	9,088	8,750,289
Series 2021-FA, Class A(c)	1.11%	02/18/2070	4,430	4,091,781
Navient Student Loan Trust; Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(b)(c)	1.51%	09/27/2066	6,034	6,025,664
				18,867,734
Total Asset-Backed Securities (Cost $70,003,181)				68,807,387

U.S. Treasury Securities–0.10%
U.S. Treasury Bills–0.10%(e)
U.S. Treasury Bills (Cost $2,998,775)	0.12%	10/06/2022	3,000	2,986,513
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–93.87% (Cost $2,907,010,989)				2,883,098,558

			Repurchase Amount
Repurchase Agreements–6.58%(f)
Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by domestic and foreign corporate debt obligations, domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $286,251,005; 0.00% - 13.52%; 05/01/2023 - 01/25/2067)(g)	1.45%	06/01/2022	40,044,489	40,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by foreign corporate debt obligations valued at $51,000,298; 0.75% - 6.00%; 03/15/2023 - 09/23/2032)(g)	1.24%	06/01/2022	30,028,117	30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by domestic and foreign corporate debt obligations valued at $82,500,090; 0.00% - 12.00%; 06/27/2022 - 12/15/2041)(g)	0.34%	06/01/2022	45,039,500	45,000,000
J.P. Morgan Securities LLC, joint term agreement dated 05/25/2022, aggregate maturing value of $37,008,346 (collateralized by domestic corporate debt obligations, a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $39,662,089; 0.00% - 10.75%; 12/15/2022 - 06/01/2057)(h)	1.16%	06/01/2022	12,002,707	12,000,000
Nomura Securities International, Inc., joint term agreement dated 03/31/2022, aggregate maturing value of $50,060,820 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $55,000,001; 0.00% - 8.62%; 10/16/2028 - 02/27/2062)(h)	1.51%	06/29/2022	25,030,410	25,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Societe Generale, joint term agreement dated 12/30/2021, aggregate maturing value of $100,003,416 (collateralized by domestic and foreign corporate debt obligations, domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $108,434,200; 0.00% - 12.00%; 08/11/2022 - 12/15/2072)(h)	0.47%	06/01/2022	$50,001,708	$50,000,000

Total Repurchase Agreements (Cost $202,000,000)				202,000,000

TOTAL INVESTMENTS IN SECURITIES–100.45% (Cost $3,109,010,989)				3,085,098,558

OTHER ASSETS LESS LIABILITIES–(0.45)%				(13,717,456)

NET ASSETS–100.00%				$3,071,381,102

Investment Abbreviations:

LIBOR	- London Interbank Offered Rate
REITs	- Real Estate Investment Trusts
SOFR	- Secured Overnight Financing Rate
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $1,764,867,788, which represented 57.46% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Conservative Income Fund